Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
The following description of the Lockheed Martin Corporation Operations Support Savings Plan (the Plan) provides only general information about the Plan’s provisions. Participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering full-time employees and eligible part-time employees of certain business units of Lockheed Martin Corporation (Lockheed Martin or the Corporation) and employees of certain collectively bargained groups. Employees in participating business units who are scheduled to work 20 hours or more per week are immediately eligible to participate in the Plan.
The Plan includes an Employee Stock Ownership Plan (ESOP) feature. Cash dividends paid on Lockheed Martin common stock in both the ESOP Fund and the Lockheed Martin Stock Fund are automatically reinvested in those funds, unless the participant elects to receive the dividend directly as taxable income.
The assets of the Plan, excluding receivables, are held and invested on a commingled basis in the Lockheed Martin Corporation Defined Contribution Plans Master Trust (the Master Trust) under an agreement between Lockheed Martin and State Street Bank and Trust Company (the Trustee). The record keeper is Empower. Lockheed Martin is the Plan Sponsor and the Plan Administrator.
Contributions
The Plan allows participants to make contributions on a before-tax, after-tax, or Roth 401(k) basis. Each calendar year, eligible participants can make contributions of up to 25% of the employee’s base pay, subject to regulatory limitations. If automatically enrolled, a participant’s contribution is set at 3% of eligible compensation in before-tax contributions. The Plan has an auto-escalation feature whereby contributions for those automatically enrolled are increased 1% each calendar year, up to 6% unless changed by the participant. The Plan permits catch-up contributions for participants turning age 50 or older by the end of the calendar year. Catch-up contributions are not eligible for Company matching contributions. The Corporation may provide a matching contribution of up to 4% of participant’s base salary, depending on the participant’s business unit and/or the contract on which the participant works, or the terms of the applicable collective bargaining agreement. Additionally, the Corporation may designate an additional amount equal to a percentage of each participant's base pay as available for contribution to the Pan on a pre-tax basis as determined based upon the particular contract on which the participant works or the terms of the applicable collective bargaining agreement. The amount of this contribution is determined annually by the Corporation or established by the terms of the applicable collective bargaining agreement. Participants are immediately vested in all employer contributions.
Contributions may be invested in one or more of the available investment funds at the participant’s election. Participants may change the investment mix of their account balance up to 6 times per calendar quarter. Participants may make an unlimited number of transfers out of the Lockheed Martin Stock Fund or the ESOP Fund.
An option available to participants is the self-directed brokerage account (SDBA), whereby a participant may elect to invest the participant’s transferable account balance in stocks, mutual funds, bonds, or other investments of the participant’s choosing. A participant’s initial transfer to the SDBA must be at least $500, and subsequent transfers must be at least $500. No distributions, withdrawals, or loans may be made directly from the assets in the SDBA, unless the participant requests a lump sum distribution after termination of employment.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the employer’s matching and non-elective contributions, as applicable, and the respective investment earnings or losses, less expenses, of the individual funds in which the account is invested.
Notes Receivable from Participants
Participants may borrow from their total account balance a minimum of $500 and up to a maximum amount equal to the lesser of 50% of their account balance or $50,000 (minus their highest outstanding loan balance from the past 12 months, if any). The loans are secured by the balance in the participant’s account and bear interest of 1% over a published prime rate. Principal and interest are paid ratably through weekly payroll deductions. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Payment of Benefits
On termination of service due to death, disability or retirement, a participant or beneficiary may elect to receive his or her account balance through a number of payout options. A participant is entitled to the account balance at the time his or her employment with the Corporation ends.
Plan Termination
Although it has not expressed any intent to do so, the Board of Directors of Lockheed Martin has the right to amend, suspend or terminate the Plan at any time, subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). In the event of Plan termination, participants will receive a payment equal to the total value of their accounts.